Impairment of long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ 91,706	$ (32,870)	$ (114,643)
Magistral Project [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals		(58,435)
Cerro Pasco C G U [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	108,005	22,206	(42,660)
Morro Agudo [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals		10,291	(59,002)
Pukaqaqa Project [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals		3,978
Others Individual Assets [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses) reversals	$ (16,299)	$ (10,910)	$ (12,976)